Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Recent Accounting Pronouncements - Adopted

Recent Accounting Pronouncements – Adopted

Expected credit losses: In June 2016, the FASB issued ASU No. 2016-13—Financial Instruments—Credit Losses (Topic 326) —Measurement of Credit Losses on Financial Instruments. ASU No. 2016-13 amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. In May 2019, the FASB issued ASU 2019-05, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The amendments clarify that receivables arising from operating leases are outside of the scope of Subtopic 326-20. Accordingly, any impairment of receivables arising from operating leases i.e. time charters, should be accounted for in accordance with Topic 842, Leases, and not in accordance with Topic 326. Impairment of receivables arising from voyage charters, which are accounted for in accordance with Topic 606, Revenues from Contracts with Customers, are within the scope of Subtopic 326 and must therefore be assessed for expected credit losses.

As of January 1, 2020, the Company adopted ASU 2016-13—Financial Instruments—Credit Losses (Topic 326). The accounting standard amends the current financial instrument impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020, which resulted in a cumulative adjustment of $(9), in the opening balance of accumulated deficit for the fiscal year of 2020. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as Bad debt provisions in the Consolidated Statements of Comprehensive Loss.

The adoption of ASC 326 primarily impacted trade receivables recorded on Consolidated Balance Sheet. The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

The Company concluded on an expected credit loss rate of 0.06% on the total outstanding receivables arising from voyage charters and 2.1% on outstanding receivables from demurrages. Management monitors its trade receivables on a daily and on a charter-by charterer basis in order to determine if adjustments are necessary in the expected credit loss rate. No additional allowance was warranted for the six month period ended June 30, 2020.

Fair Value measurement: On January 1, 2020, the Company adopted ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements and related disclosures.

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for global seaborne refined petroleum products trade and related charter rates, the extent of which will depend largely on future developments. In light of COVID-19, the Company, as of June 30, 2020, evaluated whether there are conditions or events that cause substantial doubt about its ability to continue as a going concern. The Company reviewed its revenue concentration risk, the recoverability of its accounts receivable (i.e. credit risk) and tested its assets for potential impairment. As a result of this evaluation it was determined that COVID-19 did not have material adverse effect on its business, results of operation and financial condition as of such date. However, many of the Company’s estimates and assumptions, especially charter rate and vessel utilization, require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

As of June 30, 2020, the Company has evaluated the impact of current economic situation on the recoverability of the carrying amount of its vessels. The Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for two of its vessels. More specifically, the market values of these vessels were, in aggregate, $4,592 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of that date. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of June 30, 2020, and, accordingly, no adjustment to the vessels’ carrying values was required.

Recent Accounting Pronouncements - Not Yet Adopted

Recent Accounting Pronouncements – Not Yet Adopted:

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. ASU 2020-04 can be adopted as of March 12, 2020 through December 31, 2022. The Company does not currently have any contracts that have been changed to a new reference rate, but the Company will continue to evaluate its contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows prior to adoption.

The Company had no transactions which effect comprehensive loss during the six months ended June 30, 2019 and 2020 and accordingly, comprehensive loss was equal to net loss.